Calvert
International Equity Fund
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Australia — 2.9%
CSL, Ltd.	121,119	$ 22,488,757
		$ 22,488,757
Belgium — 2.3%
KBC Group NV	315,725	$ 17,762,997
		$ 17,762,997
Denmark — 2.9%
Novo Nordisk A/S, Class B	199,947	$ 22,174,584
		$ 22,174,584
France — 10.7%
LVMH Moet Hennessy Louis Vuitton SE	30,492	$18,687,864
Safran S.A.	179,799	17,901,771
Sanofi	284,373	28,677,886
Schneider Electric SE	135,898	16,192,991
		$81,460,512
Germany — 6.3%
adidas AG	116,646	$20,719,934
Infineon Technologies AG	402,790	9,798,071
Siemens AG	173,317	17,816,380
		$48,334,385
Hong Kong — 3.7%
AIA Group, Ltd.	2,566,800	$28,046,305
		$28,046,305
India — 2.0%
HDFC Bank, Ltd.	889,963	$15,199,041
		$15,199,041
Ireland — 1.3%
Kingspan Group PLC	164,027	$9,863,123
		$9,863,123
Japan — 11.1%
Keyence Corp.	31,167	$10,688,355
Kose Corp.(1)	112,000	10,207,223
Nihon M&A Center Holdings, Inc.	674,900	7,194,536
Olympus Corp.	856,300	17,353,075
Recruit Holdings Co., Ltd.	361,307	10,640,648
SMC Corp.	21,400	9,525,986
Yamaha Corp.	468,200	19,301,509
		$84,911,332
Security	Shares	Value
Netherlands — 2.6%
ASML Holding NV	41,305	$ 19,514,049
		$ 19,514,049
New Zealand — 1.4%
Fisher & Paykel Healthcare Corp., Ltd.	862,020	$ 10,738,781
		$ 10,738,781
Singapore — 2.7%
DBS Group Holdings, Ltd.	945,628	$ 20,233,974
		$ 20,233,974
South Africa — 1.1%
Vodacom Group, Ltd.	1,081,121	$8,754,918
		$8,754,918
Spain — 5.3%
Amadeus IT Group S.A.(2)	253,232	$14,179,508
Iberdrola S.A.	2,536,063	26,403,974
		$40,583,482
Sweden — 4.9%
Assa Abloy AB, Class B	593,575	$12,666,914
Indutrade AB	627,608	11,515,361
Svenska Handelsbanken AB, Class A	1,579,894	13,561,660
		$37,743,935
Switzerland — 9.3%
Lonza Group AG	31,828	$17,000,522
Nestle S.A.	388,909	45,452,836
Straumann Holding AG	69,398	8,360,101
		$70,813,459
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	100,461	$8,212,687
		$8,212,687
United Kingdom — 27.2%
Abcam PLC(2)	799,154	$11,485,995
Ashtead Group PLC	234,345	9,858,553
AstraZeneca PLC	248,401	32,769,490
Compass Group PLC	1,265,197	25,976,244
Halma PLC	480,329	11,793,103
InterContinental Hotels Group PLC	309,748	16,462,473
London Stock Exchange Group PLC	180,354	16,829,129
Reckitt Benckiser Group PLC	350,938	26,394,846
RELX PLC	940,237	25,528,706
Vodafone Group PLC	13,308,196	20,692,804

Calvert
International Equity Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Weir Group PLC (The)(1)	611,125	$ 10,185,527
		$207,976,870
Total Common Stocks (identified cost $799,915,678)		$754,813,191

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$880	$ 816,323
Total High Social Impact Investments (identified cost $880,000)		$ 816,323

Preferred Stocks — 0.0%(5)

Security	Shares	Value
Venture Capital — 0.0%(5)
Bioceptive, Inc.:
Series A(2)(4)(6)	582,574	$ 0
Series B(2)(4)(6)	40,523	0
FINAE, Series D(2)(4)(6)	2,597,442	129,165
Total Preferred Stocks (identified cost $491,304)		$ 129,165

Venture Capital Limited Partnership Interests — 0.2%

Security	Value
Africa Renewable Energy Fund L.P.(2)(4)(6)	$ 1,039,291
Emerald Sustainability Fund I L.P.(2)(4)(6)	51,261
gNet Defta Development Holding LLC(2)(3)(4)	221,113
SEAF India International Growth Fund L.P.(2)(4)(6)	936
Total Venture Capital Limited Partnership Interests (identified cost $1,980,867)	$ 1,312,601

Short-Term Investments — 0.3%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(7)	2,615,069	$ 2,615,069
Total Short-Term Investments (identified cost $2,615,069)		$ 2,615,069
Total Investments — 99.4% (identified cost $805,882,918)	$759,686,349
Other Assets, Less Liabilities — 0.6%	$ 4,425,253
Net Assets — 100.0%	$764,111,602

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $10,431,945 and the total market value of the collateral received by the Fund was $12,083,777, comprised of U.S. government and/or agencies securities.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $2,258,089, which represents 0.3% of the net assets of the Fund as of June 30, 2022.
(5)	Amount is less than 0.05%.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
At June 30, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Health Care	22.4%
Industrials	20.8
Financials	14.6
Consumer Discretionary	13.2
Consumer Staples	10.7
Information Technology	9.7
Communication Services	3.9
Utilities	3.5
Venture Capital	0.2
High Social Impact Investments	0.1
Total	99.1%

Calvert
International Equity Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund L.P.	4/17/14-5/13/19	$986,557
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	880,000
Emerald Sustainability Fund I L.P.	7/19/01-5/17/11	393,935
FINAE, Series D	2/28/11-11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	200,375

Abbreviations:
ADR	– American Depositary Receipt
Affiliated Investments
At June 30, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated companies and funds was $3,652,505, which represents 0.5% of the Fund's net assets. Transactions in the Notes and affiliated companies and funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 864,890	$ —	$ —	$ —	$(48,567)	$ 816,323	$ 9,900	$ 880,000
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)	231,604	—	—	—	(10,491)	221,113	—	400,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	5,635,556	162,356,889	(167,993,533)	1,652	(564)	—	2,004	—
Liquidity Fund, Institutional Class(2)	—	40,599,992	(37,984,923)	—	—	2,615,069	—	2,615,069
Total				$1,652	$(59,622)	$3,652,505	$11,904

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$22,488,757	$ —	$22,488,757

Calvert
International Equity Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Belgium	$ —	$17,762,997	$ —	$17,762,997
Denmark	—	22,174,584	—	22,174,584
France	—	81,460,512	—	81,460,512
Germany	—	48,334,385	—	48,334,385
Hong Kong	—	28,046,305	—	28,046,305
India	—	15,199,041	—	15,199,041
Ireland	—	9,863,123	—	9,863,123
Japan	—	84,911,332	—	84,911,332
Netherlands	—	19,514,049	—	19,514,049
New Zealand	—	10,738,781	—	10,738,781
Singapore	—	20,233,974	—	20,233,974
South Africa	—	8,754,918	—	8,754,918
Spain	—	40,583,482	—	40,583,482
Sweden	—	37,743,935	—	37,743,935
Switzerland	—	70,813,459	—	70,813,459
Taiwan	8,212,687	—	—	8,212,687
United Kingdom	—	207,976,870	—	207,976,870
Total Common Stocks	$8,212,687	$746,600,504(2)	$ —	$754,813,191
High Social Impact Investments	$ —	$816,323	$ —	$816,323
Preferred Stocks - Venture Capital	—	—	129,165	129,165
Venture Capital Limited Partnership Interests	—	—	1,312,601	1,312,601
Short-Term Investments	2,615,069	—	—	2,615,069
Total Investments	$10,827,756	$747,416,827	$1,441,766	$759,686,349

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2022 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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